Bank loans: (Details 1) $ in Millions	Dec. 31, 2018 COP ($)
Borrowings	$ 440
Bancolombia S A [Member]
Borrowings	150
Corpbanca Colombia S A [Member]
Borrowings	102
Banco Davivienda S A [Member]
Borrowings	90
Banco de Bogota S A [Member]
Borrowings	37
Banco de Occidente S A [Member]
Borrowings	37
Banco Popular S A [Member]
Borrowings	8
Banco AV Villas S A [Member]
Borrowings	8
Servicios Financieros S A [Member]
Borrowings	$ 8